TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Unrecovered expenditures	$ 9,980,461	$ 8,684,991	$ 6,521,865
Operating loss carryforwards	$ 1,065,972	1,153,764	1,342,618
Tax operating loss carry forwards expiry	the net operating loss began to expire in year 2025 if not utilized under Indonesian Tax regulations.
Deferred tax assets valuation allowance	$ 535,646	349,492	356,735
INDONESIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	22.00%
Non-eligible for tax discount, percentage	50.00%
INDONESIA | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	25.00%
INDONESIA | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	22.00%
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforwards	$ 374,058	$ 373,405	$ 371,872